Goodwill and Intangible assets (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of Intangible Assets

		Intangible assets
	Goodwill and intangible from acquisition	Association for the promotion and offer of financial products and services	Software Acquired	Internally developed software	Other intangible assets (1)	Total
Annual amortization rates		8%	20%	20%	10% to 20%
Cost
Balance at 12/31/2019	11,158	2,518	5,899	5,716	2,971	28,262
Acquisitions	287	—	795	1,968	541	3,591
Rescissions / disposals	—	—	(1,121)	(20)	(137)	(1,278)
Exchange variation	2,514	320	901	—	232	3,967
Other (3)	—	(16)	10	—	(333)	(339)
Balance at 12/31/2020	13,959	2,822	6,484	7,664	3,274	34,203
Amortization
Balance at 12/31/2019	—	(1,057)	(3,206)	(2,497)	(1,242)	(8,002)
Amortization expense (2)	—	(174)	(825)	(779)	(457)	(2,235)
Rescissions / disposals	—	—	834	—	136	970
Exchange variation	—	(126)	(451)	—	(174)	(751)
Other (3)	—	10	(32)	(12)	327	293
Balance at 12/31/2020	—	(1,347)	(3,680)	(3,288)	(1,410)	(9,725)
Impairment (Note 2.4h)
Balance at 12/31/2019	—	—	(171)	(370)	—	(541)
Increase	(5,772)	(789)	(33)	(13)	—	(6,607)
Disposals	—	—	—	—	—	—
Balance at 12/31/2020	(5,772)	(789)	(204)	(383)	—	(7,148)
Book value
Balance at 12/31/2020	8,187	686	2,600	3,993	1,864	17,330

(1)	Includes amounts paid for acquisition of rights to provide services of payment of salaries, proceeds, retirement and pension benefits and similar benefits.
(2)
Amortization expenses related to the rights for acquisition of payrolls and associations, in the amount of R$ (594) (R$ (519) from 01/01 to 12/31/2019) are disclosed in the General and administrative expenses (Note 23).

(3)	Includes the total amount of R$ 17 related to the hyperinflationary adjustment for Argentina.

		Intangible assets (1)
	Goodwill and intangible from acquisition	Association for the promotion and offer of financial products and services	Software Acquired	Internally developed software	Other intangible assets (2)	Total
Annual amortization rates		8%	20%	20%	10% to 20%
Cost
Balance at 12/31/2018	11,464	2,529	5,247	4,529	2,360	26,129
Acquisitions	—	—	789	1,187	715	2,691
Rescissions / disposals	(26)	(4)	(93)	—	(130)	(253)
Exchange variation	(285)	22	(84)	—	6	(341)
Other (4)	5	(29)	40	—	20	36
Balance at 12/31/2019	11,158	2,518	5,899	5,716	2,971	28,262
Amortization
Balance at 12/31/2018	(26)	(867)	(2,501)	(1,823)	(1,015)	(6,232)
Amortization expense (3)	—	(218)	(675)	(674)	(332)	(1,899)
Rescissions / disposals	26	4	28	—	130	188
Exchange variation	—	(5)	45	—	(13)	27
Other (4)	—	29	(103)	—	(12)	(86)
Balance at 12/31/2019	—	(1,057)	(3,206)	(2,497)	(1,242)	(8,002)
Impairment (Note 2.4h)
Balance at 12/31/2018	—	—	(225)	(343)	—	(568)
Incresase	—	—	(4)	(27)	—	(31)
Disposals	—	—	58	—	—	58
Balance at 12/31/2019	—	—	(171)	(370)	—	(541)
Book value
Balance at 12/31/2019	11,158	1,461	2,522	2,849	1,729	19,719

(1)	The contractual commitments for the purchase of the new intangible assets totaled R$ 273, achievable by 2020.
(2)	Includes amounts paid for acquisition of rights to provide services of payment of salaries, proceeds, retirement and pension benefits and similar benefits.
(3)
Amortization expenses related to the rights for acquisition of payrolls and associations, in the amount of R$ (519) (R$ (452) from 01/01 to 12/31/2018) are disclosed in the General and administrative expenses (Note 23).

(4)	Includes the total amount of R$ 3 related to the hyperinflationary adjustment for Argentina.